UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:           |X| Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     X-10 Capital Partners (QP), LP

Address:  201 North Union Street, Suite 300
          Alexandria, Virginia 22314

13F File Number: 028-14092

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark J. Kington
Title:  Managing Member
Phone:  (703) 519-7991



Signature, Place and Date of Signing:

                               Alexandria, Virginia         November 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                        Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   22

Form 13F Information Table Value Total:  $58,964
                                         (thousands)


List of Other Included Managers:

Form 13F File Number                    Name

(1)      028-14091 X-10                Capital Management, LLC



                                                   FORM 13F INFORMATION TABLE
                                                 X-10 Capital Partners (QP), LP
                                                        September 30, 2012



COLUMN 1                       COLUMN 2        COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6        COLUMN 7        COLUMN 8

                               TITLE                       VALUE     SHRS OR  SH/ PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP       (X$1000)  PRN AMT  PRN CALL  DISCRETION      MANAGERS  SOLE   SHARED NONE
--------------                 --------        -----       --------  -------  --- ----  ----------      --------  ----   ------ ----
APPLE INC                      COM             037833100   3,069       4,600  SH        SHARED-DEFINED  (1)         4,600
BELO CORP                      COM SER A       080555105   4,688     598,756  SH        SHARED-DEFINED  (1)       598,756
BROADCOM CORP                  CL A            111320107   2,053      59,400  SH        SHARED-DEFINED  (1)        59,400
CENTURYLINK INC                COM             156700106   6,908     171,000  SH        SHARED-DEFINED  (1)       171,000
CHINA UNICOM (HONG KONG) LTD   SPONSORED ADR   16945R104   2,194     134,500  SH        SHARED-DEFINED  (1)       134,500
CITY TELECOM H K LTD           SPONSORED ADR   178677209     446      95,416  SH        SHARED-DEFINED  (1)        95,416
COMCAST CORP NEW               CL A            20030N101   7,757     218,000  SH        SHARED-DEFINED  (1)       218,000
E M C CORP MASS                COM             268648102   2,250      82,500  SH        SHARED-DEFINED  (1)        82,500
FLUOR CORP NEW                 COM             343412102   2,150      38,200  SH        SHARED-DEFINED  (1)        38,200
GOOGLE INC                     CL A            38259P508   3,395       4,500  SH        SHARED-DEFINED  (1)         4,500
INTERPUBLIC GROUP COS INC      COM             460690100   2,769     249,000  SH        SHARED-DEFINED  (1)       249,000
LEVEL 3 COMMUNICATIONS INC     COM NEW         52729N308   2,669     116,200  SH        SHARED-DEFINED  (1)       116,200
LIHUA INTL INC                 COM             532352101   1,577     442,929  SH        SHARED-DEFINED  (1)       442,929
LIN TV CORP                    CL A            532774106     154      35,000  SH        SHARED-DEFINED  (1)        35,000
NET 1 UEPS TECHNOLOGIES INC    COM NEW         64107N206   1,347     148,800  SH        SHARED-DEFINED  (1)       148,800
NII HLDGS INC                  CL B NEW        62913F201   1,378     176,000  SH        SHARED-DEFINED  (1)       176,000
QUALCOMM INC                   COM             747525103   1,774      28,400  SH        SHARED-DEFINED  (1)        28,400
QIHOO 360 TECHNOLOGY CO LTD    ADS             74734M109   2,172      98,500  SH        SHARED-DEFINED  (1)        98,500
SANDISK CORP                   COM             80004C101   1,203      27,700  SH        SHARED-DEFINED  (1)        27,700
SPREADTRUM COMMUNICATIONS IN   ADR             849415203   1,268      61,800  SH        SHARED-DEFINED  (1)        61,800
VIRGIN MEDIA INC               COM             92769L101     947      32,200  SH        SHARED-DEFINED  (1)        32,200
DISNEY WALT CO                 COM DISNEY      254687106   6,796     130,000  SH        SHARED-DEFINED  (1)       130,000



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